CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flow from operating activities:
Net income	$ 105,522,000	$ 25,040,000
Adjustments to reconcile net income to net cash used in operating activities:
Net gain on mortgage loans held for sale at fair value	(82,611,000)	(28,727,000)
Amortization, impairment and change in fair value of mortgage servicing rights	8,200,000	4,610,000
Carried interest from Investment Funds	(7,599,000)	(3,899,000)
Stock and unit-based compensation expense	898,000	9,050,000
Amortization of debt issuance costs and commitment fees relating to financing facilities	2,346,000	693,000
Depreciation and amortization	317,000	254,000
Originations of mortgage loans held for sale	(612,966,000)	(155,498,000)
Sale and principal payments of mortgage loans held for sale	8,695,704,000	2,458,405,000
Increase in servicing advances	(1,638,000)	(9,268,000)
Increase in prepaid expenses	(5,163,000)	(1,474,000)
Repurchase of real estate acquired in settlement of loans subject to representations and warranties	(309,000)
(Increase) decrease in other assets	(147,000)	817,000
Increase in accounts payable and accrued expenses	15,987,000	4,321,000
Increase in income taxes payable	2,031,000
Net cash provided (used in) by operating activities	(156,644,000)	(142,648,000)
Cash flow from investing activities:
Net increase in short-term investment	(102,984,000)	(1,956,000)
Purchase of furniture, fixtures, equipment and building improvements	(3,735,000)	(1,488,000)
Acquisition of capitalized software	(342,000)	(321,000)
Purchase of mortgage servicing rights	(4,009,000)
Decrease (increase) in margin deposits and restricted cash	2,759,000	(4,330,000)
Net cash used in investing activities	(108,311,000)	(8,095,000)
Cash flow from financing activities:
Sale of loans under agreements to repurchase	8,127,574,000	2,393,570,000
Repurchase of loans sold under agreements to repurchase	(8,020,681,000)	(2,250,724,000)
Decrease in note payable	(5,804,000)	(485,000)
Issuance of common Stock	230,000,000
Payment of common stock underwriting and offering costs	(13,225,000)
Payment by noncontrolling interest of common stock issuance costs	(3,745,000)
Noncontrolling interest repayments of partners' capital contributions		(77,000)
Noncontrolling interest collection of subscriptions receivable		15,058,000
Noncontrolling interest distributions	(23,019,000)	(5,757,000)
Net cash (used in) provided by financing activities	291,100,000	151,585,000
Net increase in cash	26,145,000	842,000
Cash at beginning of period	12,323,000	16,465,000
Cash at end of period	38,468,000	17,307,000
Investment Funds
Adjustments to reconcile net income to net cash used in operating activities:
Accrual of servicing rebate to affiliates	173,000	495,000
Carried interest from Investment Funds	(7,599,000)	(3,899,000)
Decrease (increase) in receivable from affiliates	512,000	3,125,000
Increase (decrease) in payable to affiliate	(467,000)	4,258,000
PennyMac Mortgage Investment Trust
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of investment	318,000	(233,000)
Purchase from affiliate of mortgage loans held for sale	(8,282,163,000)	(2,458,242,000)
Decrease (increase) in receivable from affiliates	999,000	(10,502,000)
Increase (decrease) in payable to affiliate	$ 5,450,000	$ 14,127,000